Equity investments (Details)	12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 USD ($)	Sep. 30, 2014 TiKL Inc Cost Method CNY	Dec. 31, 2014 TiKL Inc Cost Method CNY	Dec. 31, 2014 Other Investments Cost Method CNY	Apr. 30, 2010 Zhizhu Network Equity Method CNY	Dec. 31, 2014 Zhizhu Network Equity Method CNY	Dec. 31, 2013 Zhizhu Network Equity Method CNY	Feb. 28, 2013 Unknown Worlds Equity Method CNY	Aug. 31, 2011 Unknown Worlds Equity Method CNY	Dec. 31, 2013 Unknown Worlds Equity Method CNY	Dec. 31, 2014 Investment in a Venture Capital Fund Equity Method CNY	Dec. 31, 2013 Investment in a Venture Capital Fund Equity Method CNY	Jul. 31, 2013 Youtang Equity Method CNY	Dec. 31, 2014 Youtang Equity Method CNY	Dec. 31, 2013 Youtang Equity Method CNY	Jun. 30, 2014 Daqu Equity Method CNY	Dec. 31, 2013 Daqu Equity Method CNY	Dec. 31, 2014 Daqu Equity Method CNY	Dec. 31, 2013 Daqu Equity Method CNY	Dec. 31, 2014 Other Investments Equity Method CNY	Dec. 31, 2013 Other Investments Equity Method CNY
Changes in the Group's equity investments:
Balance, beginning of period	470,018,715	227,832,057	$ 128,903,924					20,355,642	20,944,906			16,400,017	373,648,737	190,487,134		19,299,599				39,890,599		16,824,138
Investments	322,229,210	281,331,779		30,762,509	30,762,509	14,150,939	27,000,000			5,098,956	10,803,330	5,098,956	217,737,036	197,982,823	20,000,000		20,000,000	16,000,000	40,000,000	16,000,000	40,000,000	43,578,726	18,250,000
Disposal	(666,667)																					(666,667)
Share of income / (loss) in equity investments	12,999,337	(15,198,149)						580,639	(589,264)			971,817	15,511,502	(13,345,038)		907,621	(700,401)			(149,039)	(109,401)	(3,851,386)	(1,425,862)
Impairment charges	(4,448,952)																					(4,448,952)
Converted to controlling interest (Note 11-(2))		(22,457,817)										(22,457,817)
Foreign currency translation adjustments	(334,354)	(1,489,155)			(167,500)	(77,737)						(12,973)	(61,082)	(1,476,182)								(28,035)
Balance, end of period	799,797,289	470,018,715	$ 128,903,924		30,595,009	14,073,202		20,936,281	20,355,642				606,836,193	373,648,737		20,207,220	19,299,599		39,890,599	55,741,560	39,890,599	51,407,824	16,824,138